Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester Ohio Municipal Fund
Central Index Key	dei_EntityCentralIndexKey	0001357428
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015